Financial Instruments	9 Months Ended	12 Months Ended
	Apr. 30, 2026	Jul. 31, 2025
DevvStream Corp [Member]
Financial Instruments [Line Items]
Financial instruments

16.    Financial instruments

As at April 30, 2026, the Company’s financial instruments consist of cash, restricted cash, trade receivable, GST receivable, corporate taxes receivable, deposit on carbon credits purchase, long term advance, accounts payable and accrued liabilities, convertible debentures, default penalty liability on convertible debt, warrant liabilities, stock option liabilities, stop loss provision liabilities and derivative liabilities. The Company classifies cash, GST receivable, corporate taxes receivable, and deposit on carbon credits purchase as financial assets held at amortized cost. The Company classifies accounts payable and accrued liabilities as financial liabilities which are held at amortized cost. The Company’s warrant liabilities, stock option liabilities, stop loss provision liabilities and default penalty liability on convertible debt are carried at FVTPL. The Company’s convertible debentures are hybrid instruments where the debt host component is held at amortized cost and the embedded derivative was measured at FVTPL, until upon their amendments (Note 10), or the completion of the De-SPAC transaction (Note 4) of the Company, when they met the criteria for equity classification and were transferred to equity.

The Company’s derivative liabilities are level 3 financial instruments and its warrant liabilities and stock option liabilities are Level 2 instruments. In determining fair value, the Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs to the extent possible. Observable or market inputs reflect market data obtained from independent sources, while unobservable inputs reflect the Company’s assumptions based on the best information available. The unobservable inputs used for valuation of the mandatory convertible debentures and derivative liabilities included volatility and probability of De-SPAC transaction. Any significant changes in unobservable inputs could result in significantly lower or higher fair value measurements.

The risk exposure arising from these financial instruments is summarized as follows:

(a) Credit risk

The Company’s financial assets are cash, restricted cash, trade receivable, GST receivable, corporate taxes receivable, deposit on carbon credits purchase, and long term advance. The Company’s maximum exposure to credit risk, as at period end, is the carrying value of its financial assets, being $1,862,703. The Company holds its cash with a major financial institution and with a publicly traded payment processing company therefore minimizing the Company’s credit risk.

(b) Liquidity risk

Liquidity risk is the risk that the Company will not be able to meet its financial obligations as they fall due. The Company manages liquidity by maintaining adequate cash balances and by raising equity financings. The Company has no assurance that such financings will be available on favorable terms. In general, the Company attempts to avoid exposure to liquidity risk by obtaining corporate financing through the issuance of shares.

As at April 30, 2026, the Company had cash of $201,132 to settle the cash settled obligation of current liabilities of $16,530,070 which fall due for payment within twelve months of the balance sheet date. All of the Company’s cash settled obligations are current and due within one year.

(c) Market risk

Market risk is the risk that changes in market prices, such as foreign exchange rates, interest rates and equity prices will affect the Company’s income or value of its holdings or financial instruments. At April 30, 2026, the Company has minimal exposure to these risks.

15.    Financial instruments

As at July 31, 2025, the Company’s financial instruments consist of cash, restricted cash, trade receivable, GST receivable, corporate taxes receivable, deposit on carbon credits purchase, accounts payable and accrued liabilities, convertible debentures, mandatory convertible debentures, warrant liabilities, stock option liabilities, stop loss provision liabilities and derivative liabilities. The Company classifies cash, GST receivable, corporate taxes receivable, and deposit on carbon credits purchase as financial assets held at amortized cost. The Company classifies accounts payable and accrued liabilities as financial liabilities which are held at amortized cost. The Company’s mandatory convertible debentures, warrant liabilities, stock option liabilities, and stop loss provision liabilities are carried at FVTPL. The Company’s convertible debentures are hybrid instruments where the debt host component is held at amortized cost and the embedded derivative was measured at FVTPL, until upon their amendments (Note 9), or the completion of the De-SPAC transaction (Note 4) of the Company, when they met the criteria for equity classification and were transferred to equity.

The Company’s derivative liabilities and mandatory convertible debentures are level 3 financial instruments and its warrant liabilities and stock option liabilities are Level 2 instruments. In determining fair value, the Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs to the extent possible. Observable or market inputs reflect market data obtained from independent sources, while unobservable inputs reflect the Company’s assumptions based on the best information available. The unobservable inputs used for valuation of the mandatory convertible debentures and derivative liabilities included volatility and probability of De-SPAC transaction. Any significant changes in unobservable inputs could result in significantly lower or higher fair value measurements.

The risk exposure arising from these financial instruments is summarized as follows:

(a) Credit risk

The Company’s financial assets are cash, restricted cash, trade receivable, GST receivable, corporate taxes receivable, and deposit on carbon credits purchase. The Company’s maximum exposure to credit risk, as at period end, is the carrying value of its financial assets, being $10,592,093. The Company holds its cash with a major financial institution and with a publicly traded payment processing company therefore minimizing the Company’s credit risk.

(b) Liquidity risk

Liquidity risk is the risk that the Company will not be able to meet its financial obligations as they fall due. The Company manages liquidity by maintaining adequate cash balances and by raising equity financings. The Company has no assurance that such financings will be available on favorable terms. In general, the Company attempts to avoid exposure to liquidity risk by obtaining corporate financing through the issuance of shares.

As at July 31, 2025, the Company had cash of $3,446,111 to settle the contractual obligation of current liabilities of $11,847,575 which fall due for payment within twelve months of the statement of financial position. All of the Company’s contractual obligations are current and due within one year.

(c) Market risk

Market risk is the risk that changes in market prices, such as foreign exchange rates, interest rates and equity prices will affect the Company’s income or value of its holdings or financial instruments. At July 31, 2025, the Company has minimal exposure to these risks.